INVESTMENTS IN SALES-TYPE LEASES AND LEASEBACK ASSETS - Narrative (Details) $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2024 vessel	Aug. 31, 2023 USD ($)	Apr. 30, 2022 vessel	May 31, 2020	Dec. 31, 2024 vessel	Dec. 31, 2023 vessel
Sale Leaseback Transaction [Line Items]
Assets sold and delivered	2
Sales-Type Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters						9
MSC | Sales-Type Leases
Sale Leaseback Transaction [Line Items]
Number of vessel charters					7
Frontline Shipping | Sales-Type Leases
Sale Leaseback Transaction [Line Items]
Assets accounted for as direct financing lease, number sold			2
Landbridge Universal Limited
Sale Leaseback Transaction [Line Items]
Term of lease or charter				7 years
Gain on sale of vessels and rig | $		$ 2.2